Offerings	Aug. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 19,406,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,680.30
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes shares of common stock that may be purchased by the underwriters pursuant to their over-allotment option.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, there is also being registered hereby such indeterminate number of additional shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes shares of common stock that may be purchased by the underwriters pursuant to their over-allotment option.

We have agreed to issue to the representatives of the underwriters warrants to purchase a number of shares of common stock equal to five percent (5%) of the total number of shares of common stock sold in this offering at an exercise price equal to one hundred and ten percent (110%) of the initial public offering price of the shares of common stock sold in this offering, including the exercise of the over-allotment option, if any.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock Underlying Representative's Warrants
Amount Registered | shares	215,625
Proposed Maximum Offering Price per Unit	4.95
Maximum Aggregate Offering Price	$ 1,067,343.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 147.40
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes shares of common stock that may be purchased by the underwriters pursuant to their over-allotment option.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, there is also being registered hereby such indeterminate number of additional shares as may be issued or issuable because of stock splits, stock dividends and similar transactions.

We have agreed to issue to the representatives of the underwriters warrants to purchase a number of shares of common stock equal to five percent (5%) of the total number of shares of common stock sold in this offering at an exercise price equal to one hundred and ten percent (110%) of the initial public offering price of the shares of common stock sold in this offering, including the exercise of the over-allotment option, if any.